Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Fair Value, Inputs, Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value inputs discount rate	6.00%